Pension, Retiree Medical and Savings Plans (Tables)	12 Months Ended
Dec. 28, 2024
Defined Benefit Plan Disclosure [Line Items]
Selected Financial Information For Pension And Retiree Medical Plans
Selected financial information for our pension and retiree medical plans is as follows:

	Pension				Retiree Medical
	U.S.		International
	2024	2023	2024	2023	2024	2023
Change in projected benefit obligation
Obligation at beginning of year	$12,035	$11,543	$2,986	$2,603	$677	$714
Service cost	347	327	46	43	31	29
Interest cost	585	593	144	141	32	36
Plan amendments	12	13	1	—	—	—
Participant contributions	—	—	2	2	—	—
Experience (gain)/loss	(563)	603	(55)	194	(44)	(22)
Benefit payments	(617)	(1,006)	(108)	(116)	(78)	(80)
Settlement/curtailment	(506)	(36)	(62)	(26)	—	—
Special termination benefits	31	(1)	—	—	1	—
Other, including foreign currency adjustment	—	(1)	(168)	145	(3)	—
Obligation at end of year	$11,324	$12,035	$2,786	$2,986	$616	$677

Change in fair value of plan assets
Fair value at beginning of year	$11,541	$11,148	$3,528	$3,195	$183	$196
Actual return on plan assets	(10)	1,121	142	267	5	21
Employer contributions/funding	236	314	59	50	53	46
Participant contributions	—	—	2	2	—	—
Benefit payments	(617)	(1,006)	(108)	(116)	(78)	(80)
Settlement	(539)	(36)	(62)	(26)	—	—
Other, including foreign currency adjustment	(2)	—	(164)	156	—	—
Fair value at end of year	$10,609	$11,541	$3,397	$3,528	$163	$183
Funded status	$(715)	$(494)	$611	$542	$(453)	$(494)

Amounts recognized
Other assets	$388	$313	$792	$727	$—	$—
Other current liabilities	(85)	(75)	(10)	(11)	(52)	(52)
Other liabilities	(1,018)	(732)	(171)	(174)	(401)	(442)
Net amount recognized	$(715)	$(494)	$611	$542	$(453)	$(494)

Amounts included in accumulated other comprehensive loss (pre-tax)
Net loss/(gain)	$3,618	$3,596	$633	$707	$(333)	$(323)
Prior service cost/(credit)	54	18	(5)	(8)	(14)	(19)
Total	$3,672	$3,614	$628	$699	$(347)	$(342)

Changes recognized in net loss/(gain) included in other comprehensive loss
Net loss/(gain) arising in current year	$320	$333	$8	$119	$(36)	$(30)
Amortization and settlement recognition	(298)	(74)	(43)	(23)	25	27
Foreign currency translation (gain)/loss	—	—	(39)	40	1	—
Total	$22	$259	$(74)	$136	$(10)	$(3)

Accumulated benefit obligation at end of year	$11,069	$11,653	$2,638	$2,835

Schedule of Net Benefit Costs [Table Text Block]
The components of total pension and retiree medical benefit costs are as follows:

	Pension						Retiree Medical
	U.S.			International
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Service cost	$347	$327	$487	$46	$43	$64	$31	$29	$37
Other pension and retiree medical benefits expense/(income):
Interest cost	$585	$593	$434	$144	$141	$90	$32	$36	$19
Expected return on plan assets	(871)	(851)	(912)	(205)	(192)	(218)	(13)	(13)	(16)
Amortization of prior service credits	(24)	(26)	(28)	(2)	(1)	(1)	(5)	(6)	(8)
Amortization of net losses/(gains)	77	70	149	21	13	29	(25)	(27)	(14)
Settlement/curtailment losses/(gains) (a)	254	4	322	22	10	1	—	—	(16)
Special termination benefits	31	(1)	37	—	—	—	1	—	—
Total other pension and retiree medical benefits expense/(income)	$52	$(211)	$2	$(20)	$(29)	$(99)	$(10)	$(10)	$(35)
Total	$399	$116	$489	$26	$14	$(35)	$21	$19	$2
(a)In 2024, U.S. includes a settlement charge of $213 million ($165 million after-tax or $0.12 per share) related to the aggregate of lump sum distributions and the purchase of a group annuity contract exceeding the total of annual service and interest cost. In 2022, U.S. includes a settlement charge of $318 million ($246 million after-tax or $0.18 per share) related to lump sum distributions exceeding the total of annual service and interest cost.
Weighted-Average Assumptions Used To Determine Projected Benefit Liability And Benefit Expense For Pension And Retiree Medical Plans
The following table provides the weighted-average assumptions used to determine net periodic benefit cost and projected benefit obligation for our pension and retiree medical plans:

	Pension						Retiree Medical
	U.S.			International
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Net Periodic Benefit Cost
Service cost discount rate (a)	5.1%	5.4%	3.1%	6.9%	7.0%	4.2%	5.1%	5.4%	2.8%
Interest cost discount rate (a)	5.1%	5.4%	3.1%	5.0%	5.4%	2.3%	5.0%	5.3%	2.1%
Expected return on plan assets (a)	7.4%	7.4%	6.7%	5.8%	5.7%	5.3%	7.1%	7.1%	5.7%
Rate of salary increases	3.9%	3.2%	3.0%	4.3%	4.2%	3.3%

Projected Benefit Obligation
Discount rate	5.7%	5.1%	5.4%	5.5%	5.1%	5.3%	5.5%	5.1%	5.4%
Rate of salary increases	3.9%	3.9%	3.2%	4.0%	4.3%	4.2%
(a)2022 U.S. rates reflect remeasurement of a U.S. qualified defined benefit pension plan in the second quarter of 2022.

Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets
The following table provides selected information about plans with accumulated benefit obligation and total projected benefit obligation in excess of plan assets:

	Pension				Retiree Medical
	U.S.		International
	2024	2023	2024	2023	2024	2023
Selected information for plans with accumulated benefit obligation in excess of plan assets
Obligation for service to date	$(7,315)	$(631)	$(194)	$(255)
Fair value of plan assets	$6,399	$—	$135	$190
Selected information for plans with projected benefit obligation in excess of plan assets
Benefit obligation	$(7,502)	$(8,223)	$(346)	$(375)	$(616)	$(677)
Fair value of plan assets	$6,399	$7,416	$165	$190	$163	$183

Future Benefit Payments
Our estimated future benefit payments are as follows:

	2025	2026	2027	2028	2029	2030 - 2034
Pension	$1,053	$1,145	$953	$982	$1,008	$5,327
Retiree medical (a)	$77	$75	$72	$69	$67	$295
(a)Expected future benefit payments for our retiree medical plans do not reflect any estimated subsidies expected to be received under the 2003 Medicare Act. Subsidies are expected to be less than $1 million for each of the years from 2025 through 2029 and approximately $2 million in total for 2030 through 2034.

Employer Contributions
Contributions to our pension and retiree medical plans were as follows:

	Pension			Retiree Medical
	2024	2023	2022	2024	2023	2022
Discretionary (a)	$161	$267	$160	$—	$—	$—
Non-discretionary	134	97	176	53	46	48
Total	$295	$364	$336	$53	$46	$48
(a)Includes $150 million contribution in 2024, $250 million contribution in 2023 and $150 million contribution in 2022 to fund our U.S. qualified defined benefit plans.

Target Investment Allocation
For 2025 and 2024, our expected long-term rate of return on U.S. plan assets is 7.5% and 7.4%, respectively. Our target investment allocations for U.S. plan assets are as follows:

	2025	2024
Fixed income	56%	55%
U.S. equity	22%	22%
International equity	18%	19%
Real estate	4%	4%

Schedule Of Plan Assets Measured At Fair Value Table Text Block
Plan assets measured at fair value as of year-end 2024 and 2023 are categorized consistently by Level 1 (quoted prices in active markets for identical assets), Level 2 (significant other observable inputs) and Level 3 (significant unobservable inputs) in both years and are as follows:

	Fair Value Hierarchy Level	2024	2023
U.S. plan assets (a)(b)
Equity securities, including preferred stock (c)	1	$4,270	$4,698
Government securities (d)	2	1,538	1,812
Corporate bonds (d)	2	3,903	4,233
Mortgage-backed securities (d)	2	125	133
Contracts with insurance companies (e)	3	1	1
Cash and cash equivalents (f) (g)	1, 2	732	349
Sub-total U.S. plan assets		10,569	11,226
Real estate and other commingled funds measured at net asset value (h)		561	411
Securities lending payables, net of dividends and interest receivable (g)		(358)	87
Total U.S. plan assets		$10,772	$11,724
International plan assets
Equity securities (c)	1	$1,172	$1,175
Government securities (d)	2	932	1,207
Corporate bonds (d)	2	469	267
Fixed income commingled funds (i)	1	557	526
Contracts with insurance companies (e)	3	29	30
Cash and cash equivalents	1	128	143
Sub-total international plan assets		3,287	3,348
Real estate commingled funds measured at net asset value (h)		79	162
Dividends and interest receivable		31	18
Total international plan assets		$3,397	$3,528
(a)Includes $163 million and $183 million in 2024 and 2023, respectively, of retiree medical plan assets that are restricted for purposes of providing health benefits for U.S. retirees and their beneficiaries.
(b)Includes securities loaned to borrowers under the securities lending program with fair value of $630 million in 2024.
(c)Invested in U.S. and international common stock and commingled funds, and the preferred stock portfolio was invested in domestic and international corporate preferred stock investments. The common and preferred stock investments are based on quoted prices in active markets. The commingled funds are based on the published price of the fund and include one large-cap fund that represents 12% and 13% of total U.S. plan assets for 2024 and 2023, respectively.
(d)These investments are based on quoted bid prices for comparable securities in the marketplace and broker/dealer quotes in active markets. Corporate bonds of U.S.-based companies represent 31% of total U.S. plan assets for both 2024 and 2023.
(e)Based on the fair value of the contracts as determined by the insurance companies using inputs that are not observable. The changes in Level 3 amounts were not significant in the years ended December 28, 2024 and December 30, 2023.
(f)Includes Level 1 assets of $456 million and $3 million, and Level 2 assets of $276 million and $346 million for 2024 and 2023, respectively.
(g)Includes $447 million of cash collateral under the securities lending program offset by corresponding securities lending payable of the same amount. The net impact on the fair value of U.S. plan assets is zero.
(h)Includes investments in limited partnerships and private credit funds. These funds are based on the net asset value of the investments owned by these funds as determined by independent third parties using inputs that are not observable. The majority of the funds are redeemable quarterly subject to availability of cash and have notice periods ranging from 30 to 90 days.
(i)Based on the published price of the fund.

Schedule of Health Care Cost Trend Rates
Retiree Medical Cost Trend Rates
The assumed health care cost trend rates for both 2025 and 2024 are as follows:

Average increase assumed	5%
Ultimate projected increase	4%
Year of ultimate projected increase	2046